Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Detailed Information of Inventories

	$ million
	Dec 31, 2018	Dec 31, 2017
Oil, gas and chemicals	19,516	22,962
Materials	1,601	2,261
Total	21,117	25,223